Long-term Investments (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure Of Long Term Investment Abstract
Schedule of long-term investments
	Fair value July 31, 2020	Transfer	Divestiture	Change in fair value	Fair value July 31, 2021
		$	$	$	$
Level 1 Investments
Fire and Flower common shares	1,292	-	-	(65)	1,227
Sundial Growers Inc. common shares	-	720	-	(99)	621
Inner Spirit Holdings Ltd common shares	1,260	(720)	(2,698)	2,158	-
Other long-term investments	517	-	(13)	-	504
Level 3 Investments
Segra International Corp.	140	-	-	-	140
Total	3,209	-	(2,711)	1,994	2,492

		Fair value July 31, 2019		Investment		Divestiture		Change in fair value		Fair value July 31, 2020
	$		$		$		$		$
Level 1 Investments
Fire and Flower common shares		-		1,232		-		60		1,292
Inner Spirit common shares		3,000		-		(643)		(1,097)		1,260
Other long-term investments		-		517		-		-		517
Level 2 Investments
Inner Spirit common share purchase warrants		403		-		-		(403)		-
Level 3 Investments
Greentank Technologies		6,574		-		-		(6,574)		-
Neal Brothers Inc.		4,000		-		-		(4,000)		-
Segra International Corp.		300		-		-		(160)		140
Total		14,277		1,749		(643)		(12,174)		3,209